Significant Concentrations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 SVA - NEC [Member]	Dec. 31, 2010 SVA - NEC [Member]	Dec. 31, 2012 SVA - NEC [Member]	Dec. 31, 2008 SVA - NEC [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2011 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2010 Sales Revenue, Services, Net [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2012 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Sales Revenue, Services, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2011 Accounts Receivable [Member] Customer A And Its Affiliates [Member]	Dec. 31, 2012 Accounts Receivable [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Accounts Receivable [Member] Customer Concentration Risk [Member]
Concentration Risk, Percentage					11.70%	5.70%	0.20%	34.20%	40.80%	52.20%	14.00%	10.30%	35.10%	44.10%
Accounts Receivable Gross	$ 15.2		$ 15.2
Allowance For Doubtful Accounts Receivable	15.2		15.2	25.3
Recovery Of Bad Debts Allowance	$ 1.5	$ 8.6